Income Tax Benefit/(Expense) (Tables)	12 Months Ended
Jun. 30, 2022
Major Components Of Tax Expense Income [Abstract]
Summary of Reconciliation of Income Tax to Prima Facie Tax Payable
		Year Ended June 30,
	(in U.S. dollars, in thousands)	2022	2021	2020
(a)	Reconciliation of income tax to prima facie tax payable
	Loss from continuing operations before income tax	(91,586)	(99,630)	(87,355)
	Tax benefit at the Australian tax rate of 30% (2021: 30%, 2020: 30%)	(27,476)	(29,889)	(26,207)
	Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
	Share-based payments expense	1,588	2,836	1,367
	Research and development tax concessions	(869)	(894)	(876)
	Foreign exchange translation gains/(losses)	159	313	129
	Contingent consideration	(274)	(5,606)	(414)
	Other sundry items	(2,036)	121	97
	Current year tax expense/(benefit)	(28,908)	(33,119)	(25,904)
	Adjustments for current tax of prior periods	(923)	(1)	283
	Differences in overseas tax rates	8,407	13,218	9,397
	Tax benefit not recognized	21,185	19,083	6,809
	Change in tax rate on Deferred tax assets(1)	(8,326)	(482)	(3,412)
	Change in tax rate on Deferred tax liability(1)	8,326	482	3,412
	Previously unrecognized tax losses now recouped to reduce deferred tax expense/(benefit)	—	—	—
	Income tax expense/(benefit) attributable to loss before income tax	(239)	(819)	(9,415)
(1)

On June 30, 2022, there was a change in the expected tax rate applicable on future taxable profits in Singapore. The Group was expecting to benefit from concessionary tax rates (tax holiday) in Singapore under the tax incentives granted to the Group by the Singapore Economic Development Board, however at June 30, 2022 the Group had not met the conditions under the agreement to access the concessionary tax rates and therefore have recognized a change in the expected tax rate in Singapore to reflect the statutory tax rate of 17%. The Group is in current discussions with the Singapore Economic Development Board to amend the conditions of the incentive agreement and access these concessionary tax rates in the future.

Summary of income tax expense/(benefit)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2022	2021	2020
(b)	Income tax (benefit)/expense
	Current tax
	Current tax	—	—	—
	Total current tax (benefit)/expense	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	(8,317)	(1,158)	(12,687)
	(Decrease)/increase in deferred tax liabilities	8,078	339	3,272
	Total deferred tax (benefit)/expense	(239)	(819)	(9,415)
	Income tax (benefit)/expense	(239)	(819)	(9,415)

Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account
		Year Ended June 30,
	(in U.S. dollars, in thousands)	2022	2021	2020
(c)	Amounts that would be recognized directly in equity if brought to account

Aggregate current and deferred tax arising in the reporting

   period and not recognized in net loss or other

   comprehensive income but which would have been

   directly applied to equity had it been brought to account:

	Current tax recorded in equity (if brought to account)	(142)	(525)	(2,293)
	Deferred tax recorded in equity (if brought to account)	715	905	1,266
		573	380	(1,027)

Summary of Amounts That Would Be Recognized Directly in Equity
		Year Ended June 30,
	(in U.S. dollars, in thousands)	2022	2021	2020
(d)	Amounts recognized directly in equity
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
	Current tax recorded in equity	—	—	—
	Deferred tax recorded in equity	239	91	(979)
		239	91	(979)

Summary of Deferred Tax Assets Not Brought to Account
		Year Ended June 30,
	(in U.S. dollars, in thousands)	2022	2021	2020
(e)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	111,283	77,738	55,573
	Other temporary differences
	Potential tax benefit at local tax rates	11,046	7,424	6,782
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220	3,220
		125,549	88,382	65,575